Average Annual Total Returns - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2020 Fund	Sep. 29, 2023
Fidelity Simplicity RMD 2020 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(15.96%)
Past 5 years	2.54%
Past 10 years	5.65%
Fidelity Simplicity RMD 2020 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.41%)
Past 5 years	1.18%
Past 10 years	4.22%
Fidelity Simplicity RMD 2020 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.91%)
Past 5 years	1.70%
Past 10 years	4.18%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
IXZNM
Average Annual Return:
Past 1 year	(15.83%)
Past 5 years	2.82%
Past 10 years	5.84%